Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Schedule of financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques

	Level 1	Level 2	Level 3
Description
Assets:
Cash held in Trust Account	$276,013,345	$—	$—
Liabilities:
Public Warrants	$(5,244,000)	$—	$—
Private Warrants	—	(2,857,600)	—
Fair Value of warrants as of December 31, 2021	$(5,244,000)	$(2,857,600)	$—

Schedule of reconciliation of changes in the Level 3 fair value

The following table provides a reconciliation of changes in the Level 3 fair value classification:

Fair value at December 31, 2020	$—
Initial value at February 11, 2021	21,177,866
Change in fair value	(9,522,933)
Reclassification of Private Warrants to Level 2(1)	(4,110,933)
Reclassification of Public Warrants to Level 1(1)	(7,544,000)
Fair Value at December 31, 2021	—
(1)	Assumes the warrants were reclassified on June 30, 2021